Derivative Instruments (Details) - Schedule of Derivatives in Foreign Exchange Cash Flow Hedging Relationships - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Intercompany Foreign Currency Balance [Line Items]
Amount of gain reclassified from other comprehensive income into income (expenses), net of tax (effective portion	$ 697	$ 438
Foreign Exchange Option Contracts [Member]
Intercompany Foreign Currency Balance [Line Items]
Balance Sheet line item	Prepaid expenses and other current assets
Fair value of derivative instruments	$ 248		$ 173
Foreign Exchange Option Contracts 1 [Member]
Intercompany Foreign Currency Balance [Line Items]
Balance Sheet line item	Other account payable
Fair value of derivative instruments	$ (578)		(596)
Foreign Exchange Forward Contracts [Member]
Intercompany Foreign Currency Balance [Line Items]
Balance Sheet line item	Other account payable
Fair value of derivative instruments	$ (69)		$ (229)
Option contracts [Member]
Intercompany Foreign Currency Balance [Line Items]
Statements of income line	Cost of revenues and operating expenses
Amount of gain reclassified from other comprehensive income into income (expenses), net of tax (effective portion	$ 405	395
Forward Contracts [Member]
Intercompany Foreign Currency Balance [Line Items]
Statements of income line	Cost of revenues, operating expenses and financial expenses
Amount of gain reclassified from other comprehensive income into income (expenses), net of tax (effective portion	$ 292	$ 43